Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 09, 2021	Aug. 24, 2021	Jan. 08, 2021	Jan. 07, 2021	Sep. 25, 2020	Dec. 31, 2017	Nov. 30, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial asset or liabilities transfer in and out					$ 0	$ 0
Exercise price of warrants (in dollars per share)							$ 0.10					$ 3.45	$ 2.61
Warrants outstanding	$ 0		$ 0		97,782,000	17,672,000
Warrants outstanding (in shares)									38,533,271	38,533,271
Private Placement Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants outstanding								$ 0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of convertible securities	0		0		949,600,000	$ 251,900,000
Financial asset or liabilities transfer in and out	0	$ 0	0	$ 0
Level 3 | 2020 Convertible Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of convertible securities											$ 20,000,000
Estimated fair value and carrying value of convertible securities	$ 21,600,000		$ 21,600,000		$ 20,400,000